FINANCIAL INSTRUMENTS (Schedule of Classification of Financial Instruments by Fair Value Hierarchy) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets:
Marketable securities	$ 26,065	$ 59,940
Level 1 [member]
Financial assets:
Marketable securities	21,208
Level 2 [member]
Financial assets:
Marketable securities	$ 4,857	$ 59,940